Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 112.8%
	Senior Secured Floating Rate Loan Interests — 0.7% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
44,775	LSF11 A5 HoldCo LLC, Term Loan, 6.649% (SOFR + 350 bps), 10/15/28	$ 42,005
143,188	Schweitzer-Mauduit International, Inc., Term B Loan, 6.875% (Term SOFR + 375 bps), 4/20/28	134,059
	Total Chemicals-Diversified	$176,064
	Electronic Composition — 0.0%†
49,387	Energy Acquisition LP, First Lien Initial Term Loan, 7.365% (LIBOR + 425 bps), 6/26/25	$ 46,054
	Total Electronic Composition	$46,054
	Enterprise Software & Services — 0.0%†
16,685	Verint Systems, Inc., Refinancing Term Loan, 4.633% (LIBOR + 200 bps), 6/28/24	$ 16,602
	Total Enterprise Software & Services	$16,602
	Finance-Leasing Company — 0.0%†
61,607	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 4.514% (LIBOR + 150 bps), 2/12/27	$ 59,117
	Total Finance-Leasing Company	$59,117
	Medical-Wholesale Drug Distribution — 0.1%
69,650	Owens & Minor, Inc., Term B-1 Loan, 6.884% (Term SOFR + 375 bps), 3/29/29	$ 68,344
	Total Medical-Wholesale Drug Distribution	$68,344
	Metal Processors & Fabrication — 0.1%
113,850	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 7.702% (LIBOR + 400 bps), 10/12/28	$ 101,896
	Total Metal Processors & Fabrication	$101,896
	Physical Practice Management — 0.1%
84,436	Team Health Holdings, Inc., Extended Term Loan, 8.284% (Term SOFR + 525 bps), 3/2/27	$ 72,509
	Total Physical Practice Management	$72,509
	Rental Auto & Equipment — 0.0%†
34,738	PECF USS Intermediate Holding III Corp., Initial Term Loan, 7.365% (LIBOR + 425 bps), 12/15/28	$ 29,809
	Total Rental Auto & Equipment	$29,809
	Retail-Restaurants — 0.1%
149,803	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 4.871% (LIBOR + 175 bps), 11/19/26	$ 143,694
	Total Retail-Restaurants	$143,694
	Schools — 0.1%
105,656	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.865% (LIBOR + 375 bps), 2/21/25	$ 100,142
	Total Schools	$100,142
	Telephone-Integrated — 0.0%†
52,283	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 4.865% (LIBOR + 175 bps), 3/1/27	$ 49,809
	Total Telephone-Integrated	$49,809
	Transport-Equipment & Leasing — 0.1%
181,450	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 6.689% (LIBOR + 375 bps), 9/11/23	$ 168,899
	Total Transport-Equipment & Leasing	$168,899
	Total Senior Secured Floating Rate Loan Interests (Cost $1,104,150)	$1,032,939

	Asset Backed Securities — 6.7% of Net Assets
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	$ 295,715

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 4.668% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	$ 233,203
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 5.718% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	278,322
395,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 4.585% (SOFR30A + 230 bps), 1/15/37 (144A)	380,114
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 6.295% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	344,856
219,992	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	177,505
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 4.585% (SOFR30A + 230 bps), 2/15/37 (144A)	165,180
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 5.528% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	215,217
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	185,179
135,958	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	134,270
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	357,028
200,997	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	176,664
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	84,732
292,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	252,212
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	49,100
18,269(b)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	16,493
8,726	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	8,722
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	370,575
345,173	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	313,219
322,345	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	287,290
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	237,840
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 5.577% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	215,750
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 4.739% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	117,262
198,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	151,861
81,289	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	70,355
18,515	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	5,553
99,986(a)	Invitation Homes Trust, Series 2018-SFR1, Class C, 4.243% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	98,394
198,730	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	175,257
11,420	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	11,154
500,000	Libra Solutions LLC, 9.066%, 10/15/34 (144A)	493,560
73,870	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	73,441
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	95,000
350,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 5.543% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	330,861
82,124	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	71,211
63,261	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	58,340
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	157,998
40,495(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 5.084% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	40,279
38,429	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	38,381
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	98,605
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	91,317
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 4.928% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	230,844
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	251,715
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	87,278

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
235,000(b)	SBA Tower Trust, 3.869%, 10/8/24 (144A)	$ 227,256
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	188,089
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 6.433% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	217,799
168,374	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	153,911
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 4.235% (SOFR30A + 195 bps), 11/15/38 (144A)	336,963
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	96,824
308,355	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	283,518
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	148,687
72,526	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	69,900
408,191	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	383,753
	Total Asset Backed Securities (Cost $10,432,648)	$9,634,552

	Collateralized Mortgage Obligations—14.7% of Net Assets
151,415(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 133,065
430,146(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	341,580
89,287(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.934% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	89,108
180,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 5.834% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	175,228
23,796(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.834% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	23,766
150,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.784% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	149,150
190,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 6.784% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	191,211
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 7.934% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	148,639
109,550(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 6.684% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	109,331
340,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 5.431% (SOFR30A + 315 bps), 9/25/31 (144A)	291,121
150,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 5.981% (SOFR30A + 370 bps), 1/26/32 (144A)	139,998
450,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	378,318
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	94,387
200,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	179,419
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	151,325
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	76,131
300,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	275,015
125,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	97,154
180,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	137,217
240,279(c)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	179,394
289,196(c)	CIM Trust, Series 2021-J2, Class B1, 2.674%, 4/25/51 (144A)	235,913
400,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	320,005
96,836(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.707%, 5/25/51 (144A)	72,388
45,354(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 5.534% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	45,265
9,222(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 5.234% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	9,196
9,130(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 5.184% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	9,118

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
34,014(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 5.184% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	$ 33,828
37,993(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 5.084% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	37,237
390,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 5.281% (SOFR30A + 300 bps), 1/25/42 (144A)	356,065
200,000(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	150,766
150,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	110,866
65,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.784% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	64,872
228,595(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.884% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	227,176
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 5.731% (SOFR30A + 345 bps), 4/25/34 (144A)	144,917
13,516	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	13,841
198,411(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 3.732% (1 Month USD LIBOR + 655 bps), 8/15/42	23,231
93,561(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	18,318
197,490(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	40,860
124,389(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	24,250
1,342	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	1,331
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	461,684
85,702(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	17,656
430,397(c)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.50%, 6/25/51 (144A)	333,171
233,268(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 8.184% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	235,601
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 9.084% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	289,273
1,151(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class M2, 6.834% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	1,151
95,498(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 5.081% (SOFR30A + 280 bps), 10/25/50 (144A)	95,484
110,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 7.931% (SOFR30A + 565 bps), 12/25/50 (144A)	90,451
315,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 6.031% (SOFR30A + 375 bps), 2/25/42 (144A)	287,832
170,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 5.181% (SOFR30A + 290 bps), 4/25/42 (144A)	160,437
55,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, 5.781% (SOFR30A + 350 bps), 3/25/42 (144A)	52,628
160,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 9.681% (SOFR30A + 740 bps), 11/25/50 (144A)	144,257
71,380(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	67,534
2,981	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	2,984
1,234	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	1,224
478,282(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	84,316
435,405(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.336% (1 Month USD LIBOR + 335 bps), 1/20/50	9,583
105,443(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.758%, 6/25/51 (144A)	68,929
165,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	113,676
97,945(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	90,180
393,414(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	284,145
256,109(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A4, 2.50%, 7/25/52 (144A)	200,816
339,871(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	267,768
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 4.734% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,580

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
101,659(a)	Home Re, Ltd., Series 2020-1, Class M1C, 7.234% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	$ 101,898
150,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 8.334% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	152,351
225,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 5.934% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	206,842
130,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	123,053
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	94,375
168,805(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.224%, 7/25/51 (144A)	136,270
469,862(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	373,118
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	65,353
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	66,976
450,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	430,875
239,015(c)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 3.852%, 10/25/49 (144A)	228,893
146,911(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.168%, 2/25/52 (144A)	113,704
132,416(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.144%, 4/25/52 (144A)	103,213
474,141(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	376,516
106,530(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.987%, 10/25/51 (144A)	82,056
193,691(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.987%, 10/25/51 (144A)	140,798
439,583(c)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A2, 2.50%, 12/25/51 (144A)	349,125
152,819(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	119,825
237,400(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.117%, 8/25/52 (144A)	172,366
215,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	150,722
396,646(c)	JP Morgan Mortgage Trust, Series 2022-5, Class A9A, 2.50%, 9/25/52 (144A)	311,011
123,949(c)	JP Morgan Mortgage Trust, Series 2022-6, Class B2, 3.309%, 11/25/52 (144A)	87,126
336,713(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class A15, 3.00%, 3/25/52 (144A)	276,009
197,225(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.30%, 3/25/52 (144A)	143,516
275,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	186,166
16,242(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	15,633
174,012(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 6.064% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	172,823
448,068(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	346,850
290,353(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	216,984
197,344(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.322%, 3/25/52 (144A)	151,123
90,253(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	87,456
400,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	330,007
346,812(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.95%, 3/25/51 (144A)	254,721
73,947(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	67,769
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	165,412
43,019(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 6.684% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	43,054
150,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 8.334% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	151,089
146,662(c)	Onslow Bay Mortgage Loan Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	120,991
337,414(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	246,092
265,215(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	207,956
194,182(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	148,116
7,458(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 4.484% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,458
197,944(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 5.034% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	195,564
370,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 4.834% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	351,491
343,125(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.704%, 12/25/51 (144A)	242,335
146,327(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.712%, 10/25/51 (144A)	103,772

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
388,159(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.564%, 6/25/51 (144A)	$ 287,098
335,020(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	262,690
342,130(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.01%, 9/25/51 (144A)	257,678
400,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	273,765
173,376(c)	RCKT Mortgage Trust, Series 2022-3, Class B1A, 3.193%, 5/25/52 (144A)	131,152
98,332(c)	RCKT Mortgage Trust, Series 2022-4, Class A21, 4.00%, 6/25/52 (144A)	85,376
100,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	87,656
77,970(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	75,490
211,141(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	178,732
125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	117,125
8,576(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	8,440
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	98,732
380,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 7.284% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	371,450
371,803(a)	STACR Trust, Series 2018-HRP2, Class M3, 5.484% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	360,693
300,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	232,529
378,297(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	332,986
143,063(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 8.684% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	143,412
202,560(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 6.484% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	202,508
172,379(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.243%, 1/25/52 (144A)	135,106
160,454(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	146,571
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	68,747
345,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	226,411
297,953(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B2, 3.444%, 3/25/52 (144A)	219,642
	Total Collateralized Mortgage Obligations (Cost $24,954,906)	$21,252,202

	Commercial Mortgage-Backed Securities—7.2% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 5.134% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 141,826
410,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	366,668
149,340(b)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 3.868% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	239,409
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	115,783
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	234,766
200,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.39%, 9/15/48 (144A)	159,800
100,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.961%, 4/15/55	84,751
500,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	403,833
300,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.218% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	275,814
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	333,194
800,000(a)	BX Trust, Series 2021-ARIA, Class D, 4.713% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	741,877
80,000(c)	CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.907%, 11/15/50	72,278
148,876(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 4.868% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	140,304
250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	238,724
125,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	117,361
100,000(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	91,612
243,654	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	225,629
500,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	419,064
30,559	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	30,496

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
175,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	$ 164,180
179,926	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	172,392
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 6.281% (SOFR30A + 400 bps), 11/25/51 (144A)	199,577
150,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	137,281
154,647(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 5.003% (1 Month USD LIBOR + 245 bps), 10/25/28	147,985
100,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	91,295
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 4.853% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	132,332
306,880(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 4.953% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	300,537
122,879(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	118,447
695,374(c)	Government National Mortgage Association, Series 2017-21, Class IO, 0.642%, 10/16/58	26,196
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 4.918% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	232,644
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	294,080
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	149,076
200,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	198,238
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	245,632
150,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	128,186
100,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.196%, 12/15/49 (144A)	73,644
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	235,673
1,600,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.239%, 6/15/51	9,693
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	199,490
500,000(a)	Med Trust, Series 2021-MDLN, Class E, 5.968% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	470,684
185,000(a)	Med Trust, Series 2021-MDLN, Class F, 6.818% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	170,216
60,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.266%, 3/15/48	50,370
250,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	221,279
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	75,649
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.034% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	210,187
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 6.005% (SOFR30A + 370 bps), 1/25/37 (144A)	199,936
550,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	388,218
615,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 5.777% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	590,751
222,043	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	208,216
135,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	126,525
	Total Commercial Mortgage-Backed Securities (Cost $11,760,501)	$10,401,798

	Corporate Bonds — 28.9% of Net Assets
	Advertising — 0.4%
407,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 372,021
255,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	209,755
	Total Advertising	$581,776
	Aerospace & Defense — 0.9%
774,000	Boeing Co., 3.75%, 2/1/50	$ 504,050
480,000	Boeing Co., 3.90%, 5/1/49	313,513

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
125,000	Boeing Co., 5.805%, 5/1/50	$ 108,624
405,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	337,797
	Total Aerospace & Defense	$1,263,984
	Airlines — 0.4%
210,728	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 181,850
45,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	36,503
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	79,165
144,223	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	118,259
55,012	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	48,901
77,212	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	72,114
50,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	44,625
50,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	41,372
	Total Airlines	$622,789
	Auto Manufacturers — 0.3%
125,000	Ford Motor Co., 6.10%, 8/19/32	$ 110,200
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	148,590
216,000	General Motors Co., 6.60%, 4/1/36	201,944
	Total Auto Manufacturers	$460,734
	Banks — 9.5%
600,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 475,602
200,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	142,572
535,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	512,815
200,000(c)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 300 bps), 8/11/32 (144A)	193,089
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	176,940
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	296,926
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	165,455
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	420,554
375,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	286,811
663,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	543,491
590,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	494,684
440,000(c)	Barclays Plc, 5.746% (5 Year CMT Index + 300 bps), 8/9/33	399,715
255,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	199,482
390,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	279,011
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	189,001
250,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	189,434
185,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	170,199
365,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	339,628
235,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	180,120
286,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	272,426
215,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	195,408
150,000	HSBC Bank Plc, 7.65%, 5/1/25	154,187
355,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	274,687
375,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	273,160
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	169,526
635,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	385,128
560,000(c)	Intesa Sanpaolo S.p.A., 4.95% (5 Year CMT Index + 275 bps), 6/1/42 (144A)	332,537
305,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	231,439
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	80,983

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
250,000	KeyBank NA, 4.90%, 8/8/32	$ 224,808
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	376,352
200,000(c)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	174,760
335,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	252,274
195,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	146,531
200,000(c)	Mizuho Financial Group, Inc., 5.669% (5 Year CMT Index + 240 bps), 9/13/33	192,344
305,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	274,060
645,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	425,802
210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	175,123
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	123,894
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	137,060
225,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	199,459
575,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	423,692
70,000(c)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	64,585
280,000	Toronto-Dominion Bank, 4.456%, 6/8/32	255,669
530,000(c)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	479,075
415,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	308,316
700,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	599,778
240,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	178,450
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	169,737
595,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	447,194
	Total Banks	$13,653,973
	Biotechnology — 0.3%
82,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 69,116
175,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	159,761
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	154,454
	Total Biotechnology	$383,331
	Building Materials — 0.3%
180,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 159,884
150,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	103,111
190,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	145,350
	Total Building Materials	$408,345
	Chemicals — 0.6%
565,000	Albemarle Corp., 5.65%, 6/1/52	$ 500,826
115,000	Celanese US Holdings LLC, 6.379%, 7/15/32	106,866
103,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	87,550
200,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	148,000
	Total Chemicals	$843,242
	Commercial Services — 0.5%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 109,624
115,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	78,200
220,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	188,649
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	153,607
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	183,698
	Total Commercial Services	$713,778

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Computers — 0.1%
198,000	HP, Inc., 4.75%, 3/1/29 (144A)	$ 199,055
	Total Computers	$199,055
	Diversified Financial Services — 2.2%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 169,215
265,000	Air Lease Corp., 2.10%, 9/1/28	206,489
165,000	Air Lease Corp., 2.875%, 1/15/32	124,362
215,000	Air Lease Corp., 3.125%, 12/1/30	169,285
395,000	Ally Financial, Inc., 4.75%, 6/9/27	364,418
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	28,380
225,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	176,126
289,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	253,598
125,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	116,400
310,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	286,329
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	366,982
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	214,120
140,000	OneMain Finance Corp., 3.50%, 1/15/27	109,056
404,000	OneMain Finance Corp., 4.00%, 9/15/30	283,491
100,000(a)	OWS Cre Funding I LLC, 8.028% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	99,727
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	215,080
	Total Diversified Financial Services	$3,183,058
	Electric — 1.1%
280,000	AES Corp., 2.45%, 1/15/31	$ 214,202
100,000	AES Corp., 3.95%, 7/15/30 (144A)	85,630
210,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	171,522
70,000	Entergy Louisiana LLC, 4.75%, 9/15/52	60,874
130,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	123,045
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	237,408
255,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	198,911
255,000	Puget Energy, Inc., 2.379%, 6/15/28	212,167
240,000	Puget Energy, Inc., 4.10%, 6/15/30	211,481
55,000	Puget Energy, Inc., 4.224%, 3/15/32	47,474
	Total Electric	$1,562,714
	Electrical Components & Equipments — 0.0%†
65,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 57,700
	Total Electrical Components & Equipments	$57,700
	Electronics — 0.0%†
70,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 55,979
	Total Electronics	$55,979
	Energy-Alternate Sources — 0.2%
266,075	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 175,609
37,337	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	37,279
	Total Energy-Alternate Sources	$212,888
	Entertainment — 0.2%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 304,340
	Total Entertainment	$304,340

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 0.7%
120,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 98,181
57,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	42,094
255,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	230,301
90,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	79,960
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	178,012
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	161,249
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	154,428
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	19,605
	Total Food	$963,830
	Gas — 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 97,965
169,185	Nakilat, Inc., 6.267%, 12/31/33 (144A)	171,519
	Total Gas	$269,484
	Hand/Machine Tools — 0.1%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 95,712
	Total Hand/Machine Tools	$95,712
	Healthcare-Products — 0.2%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 71,982
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	260,601
	Total Healthcare-Products	$332,583
	Healthcare-Services — 0.3%
140,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 118,104
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	381,518
	Total Healthcare-Services	$499,622
	Insurance — 1.6%
57,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 44,567
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	390,501
100,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	92,159
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	279,780
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	730,990
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	353,372
355,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	274,430
86,000	Primerica, Inc., 2.80%, 11/19/31	67,527
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	28,311
	Total Insurance	$2,261,637
	Iron & Steel — 0.1%
75,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 61,946
71,000	Commercial Metals Co., 4.375%, 3/15/32	56,090
35,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	33,669
40,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	38,656
	Total Iron & Steel	$190,361
	Lodging — 0.5%
520,000	Marriott International, Inc., 3.50%, 10/15/32	$ 418,196
100,000	Marriott International, Inc., 4.625%, 6/15/30	90,368
220,000	Sands China, Ltd., 4.875%, 6/18/30	172,143
	Total Lodging	$680,707

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Machinery-Construction & Mining — 0.1%
205,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 172,232
	Total Machinery-Construction & Mining	$172,232
	Media — 0.4%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 29,551
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	223,094
135,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	111,789
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	136,000
33,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,310
	Total Media	$502,744
	Mining — 0.6%
220,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 180,694
200,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	153,200
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	259,664
266,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	204,197
40,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	34,370
	Total Mining	$832,125
	Miscellaneous Manufacturing — 0.4%
110,000	Eaton Corp., 4.70%, 8/23/52	$ 96,616
450,000	GE Capital Funding LLC, 4.55%, 5/15/32	416,959
	Total Miscellaneous Manufacturing	$513,575
	Multi-National — 0.2%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 167,200
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	185,380
	Total Multi-National	$352,580
	Oil & Gas — 0.8%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 501,079
450,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	409,296
312,000	Valero Energy Corp., 6.625%, 6/15/37	310,530
	Total Oil & Gas	$1,220,905
	Pharmaceuticals — 0.1%
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	$ 164,992
	Total Pharmaceuticals	$164,992
	Pipelines — 2.2%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 59,305
84,000	DCP Midstream Operating LP, 5.60%, 4/1/44	75,617
40,000	Energy Transfer LP, 4.15%, 9/15/29	34,878
479,000	Energy Transfer LP, 4.95%, 5/15/28	446,908
224,000	Energy Transfer LP, 5.35%, 5/15/45	180,165
140,000	Energy Transfer LP, 6.00%, 6/15/48	120,959
477,000(c)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	391,877
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	18,300
80,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	78,120
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	204,531
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	101,933
545,000	Kinder Morgan, Inc., 5.45%, 8/1/52	472,150
340,000	MPLX LP, 4.25%, 12/1/27	316,530

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
230,000	MPLX LP, 4.95%, 3/14/52	$ 179,991
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	180,099
89,000	Williams Cos., Inc., 7.75%, 6/15/31	96,607
250,000	Williams Cos., Inc., 7.50%, 1/15/31	268,187
	Total Pipelines	$3,226,157
	REITs — 0.7%
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$ 23,639
64,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	48,110
164,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	131,610
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	208,838
31,000	Highwoods Realty LP, 2.60%, 2/1/31	23,243
41,000	Highwoods Realty LP, 4.125%, 3/15/28	36,974
285,000	LXP Industrial Trust, 2.375%, 10/1/31	207,055
165,000	LXP Industrial Trust, 2.70%, 9/15/30	126,940
120,000	Sun Communities Operating LP, 2.30%, 11/1/28	96,312
180,000	UDR, Inc., 4.40%, 1/26/29	165,991
	Total REITs	$1,068,712
	Retail — 0.7%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 43,255
55,000	AutoNation, Inc., 2.40%, 8/1/31	39,028
245,000	AutoNation, Inc., 3.85%, 3/1/32	193,591
125,000	AutoNation, Inc., 4.75%, 6/1/30	109,921
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	293,966
295,000	Lowe's Cos., Inc., 3.75%, 4/1/32	255,176
	Total Retail	$934,937
	Semiconductors — 0.5%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 24,525
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	324,874
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	108,725
100,000	Broadcom, Inc., 4.30%, 11/15/32	83,964
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	236,793
	Total Semiconductors	$778,881
	Software — 0.5%
485,000	Autodesk, Inc., 2.40%, 12/15/31	$ 377,236
459,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	363,536
	Total Software	$740,772
	Telecommunications — 0.8%
255,000	Altice France SA, 5.50%, 1/15/28 (144A)	$ 201,932
70,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	57,930
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	236,690
150,000	Motorola Solutions, Inc., 5.60%, 6/1/32	143,399
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31	114,882
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	136,582
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	138,679
90,000	T-Mobile USA, Inc., 5.65%, 1/15/53	85,015
	Total Telecommunications	$1,115,109

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Trucking & Leasing — 0.2%
225,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 211,139
	Total Trucking & Leasing	$211,139
	Total Corporate Bonds (Cost $51,115,473)	$41,636,482

Shares
	Convertible Preferred Stocks — 1.6% of Net Assets
	Banks — 1.6%
267(e)	Bank of America Corp., 7.25%	$ 313,191
1,667(e)	Wells Fargo & Co., 7.50%	2,007,068
	Total Banks	$2,320,259
	Total Convertible Preferred Stocks (Cost $2,678,009)	$2,320,259

Principal Amount USD ($)
	Municipal Bonds — 0.8% of Net Assets(f)
	Arizona — 0.1%
90,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 62,418
	Total Arizona	$62,418
	California — 0.1%
95,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 66,538
45,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	38,905
	Total California	$105,443
	Florida — 0.0%†
70,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 43,522
	Total Florida	$43,522
	Georgia — 0.0%†
40,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 26,954
	Total Georgia	$26,954
	Massachusetts — 0.0%†
75,000(g)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 53,446
	Total Massachusetts	$53,446
	Missouri — 0.0%†
20,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 16,043
	Total Missouri	$16,043
	Nebraska — 0.1%
35,000(g)	Lancaster County School District 001, 2.00%, 1/15/43	$ 20,875
135,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	87,596
	Total Nebraska	$108,471

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — 0.1%
45,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 31,593
100,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	68,347
	Total New Jersey	$99,940
	New York — 0.0%†
75,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 52,039
	Total New York	$52,039
	North Carolina — 0.1%
70,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 61,411
	Total North Carolina	$61,411
	Oregon — 0.0%†
65,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 45,436
	Total Oregon	$45,436
	Pennsylvania — 0.1%
140,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 112,492
30,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	20,579
	Total Pennsylvania	$133,071
	Tennessee — 0.0%†
10,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 7,719
	Total Tennessee	$7,719
	Texas — 0.1%
130,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 88,593
45,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	36,978
	Total Texas	$125,571
	Virginia — 0.1%
30,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 26,486
55,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	39,658
25,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	17,768
95,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	67,080
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	50,271
	Total Virginia	$201,263
	Total Municipal Bonds (Cost $1,262,159)	$1,142,747

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(h)(i)+	Lorenz Re 2019, 6/30/23	$ 49
	Total Reinsurance Sidecars	$49
	Total Insurance-Linked Securities (Cost $5,945)	$49

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 51.5% of Net Assets
475,827	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 380,350
96,203	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	76,901
97,157	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	77,664
477,720	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	381,860
191,683	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	153,224
288,837	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	230,885
96,709	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	76,946
976,641	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	826,436
268,421	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	226,138
17,573	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	16,703
9,124	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	8,193
16,189	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	14,537
84,706	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	76,060
19,857	Federal Home Loan Mortgage Corp., 3.000%, 1/1/43	17,814
56,166	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	50,301
34,209	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	30,717
29,599	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	26,554
82,434	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	73,868
70,400	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	62,746
22,705	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	20,223
20,117	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	19,184
6,277	Federal Home Loan Mortgage Corp., 3.500%, 10/1/40	5,796
21,154	Federal Home Loan Mortgage Corp., 3.500%, 5/1/42	19,452
18,314	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	16,841
22,352	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	20,553
91,943	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	84,541
78,560	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	72,235
135,818	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	124,884
92,612	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	85,503
146,404	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	134,624
122,401	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	112,549
165,592	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	151,738
9,059	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	8,293
115,943	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	104,887
88,766	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	80,034
33,724	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	30,404
97,276	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	92,836
61,890	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	59,058
9,255	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	8,784

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,098	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	$ 32,360
39,728	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	37,722
37,793	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	35,723
11,895	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	11,273
48,044	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	45,447
106,332	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	100,768
66,027	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	62,645
29,218	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	27,702
20,045	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	18,927
50,407	Federal Home Loan Mortgage Corp., 4.000%, 5/1/47	47,808
8,521	Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	8,063
14,769	Federal Home Loan Mortgage Corp., 4.000%, 7/1/47	13,989
46,486	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	43,932
24,645	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	23,252
36,165	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	34,066
12,850	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	12,022
12,649	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	11,809
36,890	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	34,316
81,211	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	75,477
12,815	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	11,918
18,272	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	17,001
109,975	Federal Home Loan Mortgage Corp., 4.500%, 7/1/49	106,116
165,751	Federal Home Loan Mortgage Corp., 4.500%, 8/1/49	160,002
46,775	Federal Home Loan Mortgage Corp., 4.500%, 1/1/50	45,023
195,228	Federal Home Loan Mortgage Corp., 4.500%, 7/1/52	186,509
896,353	Federal Home Loan Mortgage Corp., 4.500%, 9/1/52	856,323
1,780	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	1,796
1,946	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	1,964
3,894	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	3,883
10,362	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	10,388
800,000	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	780,145
5,109	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	5,264
6,553	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	6,777
607	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	619
2,120	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	2,189
4,446	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	4,676
2,565	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,623
505	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	519
1,270	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	1,311
612	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	634
2,858	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	2,958
762	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	786
4,631	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	4,812
1,971	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,055
631	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	661
976	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	1,018
917	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	951
939,313	Federal National Mortgage Association, 1.500%, 11/1/41	751,375
573,562	Federal National Mortgage Association, 1.500%, 1/1/42	458,746

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
382,358	Federal National Mortgage Association, 1.500%, 1/1/42	$ 305,894
483,799	Federal National Mortgage Association, 1.500%, 2/1/42	385,318
194,556	Federal National Mortgage Association, 1.500%, 3/1/42	154,913
636,435	Federal National Mortgage Association, 2.000%, 12/1/41	532,714
480,502	Federal National Mortgage Association, 2.000%, 4/1/42	401,648
330,091	Federal National Mortgage Association, 2.000%, 11/1/51	269,159
8,000,000	Federal National Mortgage Association, 2.000%, 10/1/52 (TBA)	6,475,625
10,494	Federal National Mortgage Association, 2.500%, 7/1/30	9,738
9,339	Federal National Mortgage Association, 2.500%, 7/1/30	8,666
17,098	Federal National Mortgage Association, 2.500%, 7/1/30	15,865
34,716	Federal National Mortgage Association, 2.500%, 2/1/43	29,514
7,541	Federal National Mortgage Association, 2.500%, 2/1/43	6,355
6,210	Federal National Mortgage Association, 2.500%, 3/1/43	5,281
6,600	Federal National Mortgage Association, 2.500%, 8/1/43	5,614
17,753	Federal National Mortgage Association, 2.500%, 4/1/45	15,038
22,165	Federal National Mortgage Association, 2.500%, 4/1/45	18,772
8,630	Federal National Mortgage Association, 2.500%, 4/1/45	7,309
15,740	Federal National Mortgage Association, 2.500%, 4/1/45	13,336
6,790	Federal National Mortgage Association, 2.500%, 4/1/45	5,751
9,127	Federal National Mortgage Association, 2.500%, 4/1/45	7,731
20,996	Federal National Mortgage Association, 2.500%, 4/1/45	17,787
19,419	Federal National Mortgage Association, 2.500%, 8/1/45	16,412
73,515	Federal National Mortgage Association, 2.500%, 9/1/50	62,617
80,241	Federal National Mortgage Association, 2.500%, 9/1/50	68,063
894,340	Federal National Mortgage Association, 2.500%, 5/1/51	761,646
637,112	Federal National Mortgage Association, 2.500%, 10/1/51	537,116
287,345	Federal National Mortgage Association, 2.500%, 11/1/51	243,169
944,036	Federal National Mortgage Association, 2.500%, 12/1/51	797,856
952,930	Federal National Mortgage Association, 2.500%, 1/1/52	805,234
95,512	Federal National Mortgage Association, 2.500%, 2/1/52	80,870
8,000,000	Federal National Mortgage Association, 2.500%, 10/1/52 (TBA)	6,710,469
6,906	Federal National Mortgage Association, 3.000%, 3/1/29	6,627
34,729	Federal National Mortgage Association, 3.000%, 10/1/30	32,797
20,192	Federal National Mortgage Association, 3.000%, 8/1/42	18,110
46,982	Federal National Mortgage Association, 3.000%, 9/1/42	42,150
82,327	Federal National Mortgage Association, 3.000%, 11/1/42	73,839
37,899	Federal National Mortgage Association, 3.000%, 5/1/43	33,961
14,334	Federal National Mortgage Association, 3.000%, 3/1/45	12,796
16,568	Federal National Mortgage Association, 3.000%, 4/1/45	14,776
91,566	Federal National Mortgage Association, 3.000%, 3/1/47	81,524
91,667	Federal National Mortgage Association, 3.000%, 4/1/47	81,540
466,119	Federal National Mortgage Association, 3.000%, 1/1/52	410,105
625,443	Federal National Mortgage Association, 3.000%, 3/1/52	553,768
239,707	Federal National Mortgage Association, 3.000%, 2/1/57	209,776
200,000	Federal National Mortgage Association, 3.500%, 10/1/37 (TBA)	189,000
8,552	Federal National Mortgage Association, 3.500%, 11/1/40	7,868
5,729	Federal National Mortgage Association, 3.500%, 10/1/41	5,283
60,291	Federal National Mortgage Association, 3.500%, 6/1/42	55,251
23,942	Federal National Mortgage Association, 3.500%, 7/1/42	21,994

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,956	Federal National Mortgage Association, 3.500%, 8/1/42	$ 22,931
23,356	Federal National Mortgage Association, 3.500%, 8/1/42	21,452
50,277	Federal National Mortgage Association, 3.500%, 5/1/44	46,188
25,832	Federal National Mortgage Association, 3.500%, 12/1/44	23,734
120,834	Federal National Mortgage Association, 3.500%, 2/1/45	111,444
62,123	Federal National Mortgage Association, 3.500%, 6/1/45	56,946
113,071	Federal National Mortgage Association, 3.500%, 8/1/45	104,833
125,438	Federal National Mortgage Association, 3.500%, 9/1/45	115,206
29,206	Federal National Mortgage Association, 3.500%, 9/1/45	26,840
19,267	Federal National Mortgage Association, 3.500%, 9/1/45	17,771
146,803	Federal National Mortgage Association, 3.500%, 11/1/45	136,109
33,221	Federal National Mortgage Association, 3.500%, 5/1/46	30,493
6,717	Federal National Mortgage Association, 3.500%, 10/1/46	6,149
127,048	Federal National Mortgage Association, 3.500%, 1/1/47	116,146
98,139	Federal National Mortgage Association, 3.500%, 1/1/47	89,993
100,372	Federal National Mortgage Association, 3.500%, 12/1/47	91,744
55,970	Federal National Mortgage Association, 3.500%, 7/1/51	50,910
27,769	Federal National Mortgage Association, 3.500%, 8/1/51	25,045
37,785	Federal National Mortgage Association, 3.500%, 9/1/51	34,110
31,711	Federal National Mortgage Association, 3.500%, 2/1/52	28,614
23,806	Federal National Mortgage Association, 3.500%, 2/1/52	21,476
94,754	Federal National Mortgage Association, 3.500%, 2/1/52	86,382
93,793	Federal National Mortgage Association, 3.500%, 3/1/52	85,001
190,987	Federal National Mortgage Association, 3.500%, 3/1/52	173,285
477,981	Federal National Mortgage Association, 3.500%, 3/1/52	431,258
51,479	Federal National Mortgage Association, 3.500%, 4/1/52	46,421
29,789	Federal National Mortgage Association, 3.500%, 4/1/52	26,851
43,666	Federal National Mortgage Association, 3.500%, 4/1/52	39,342
103,466	Federal National Mortgage Association, 3.500%, 4/1/52	93,257
271,222	Federal National Mortgage Association, 3.500%, 4/1/52	244,629
293,431	Federal National Mortgage Association, 3.500%, 5/1/52	264,389
137,042	Federal National Mortgage Association, 3.500%, 8/1/58	124,118
500,000	Federal National Mortgage Association, 4.000%, 10/1/37 (TBA)	482,344
104,283	Federal National Mortgage Association, 4.000%, 10/1/40	99,398
12,568	Federal National Mortgage Association, 4.000%, 12/1/40	11,979
1,918	Federal National Mortgage Association, 4.000%, 11/1/41	1,819
2,592	Federal National Mortgage Association, 4.000%, 12/1/41	2,466
68,561	Federal National Mortgage Association, 4.000%, 1/1/42	65,363
21,629	Federal National Mortgage Association, 4.000%, 1/1/42	20,620
1,432	Federal National Mortgage Association, 4.000%, 1/1/42	1,365
17,724	Federal National Mortgage Association, 4.000%, 2/1/42	16,908
21,497	Federal National Mortgage Association, 4.000%, 4/1/42	20,493
44,367	Federal National Mortgage Association, 4.000%, 5/1/42	42,292
61,458	Federal National Mortgage Association, 4.000%, 7/1/42	58,586
139,933	Federal National Mortgage Association, 4.000%, 8/1/42	134,026
46,180	Federal National Mortgage Association, 4.000%, 8/1/43	43,872
42,929	Federal National Mortgage Association, 4.000%, 11/1/43	40,784
4,225	Federal National Mortgage Association, 4.000%, 4/1/46	3,990
30,812	Federal National Mortgage Association, 4.000%, 7/1/46	29,216

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
53,252	Federal National Mortgage Association, 4.000%, 7/1/46	$ 50,315
31,954	Federal National Mortgage Association, 4.000%, 8/1/46	30,299
7,156	Federal National Mortgage Association, 4.000%, 11/1/46	6,782
17,313	Federal National Mortgage Association, 4.000%, 11/1/46	16,431
39,980	Federal National Mortgage Association, 4.000%, 4/1/47	37,753
37,902	Federal National Mortgage Association, 4.000%, 4/1/47	35,933
18,789	Federal National Mortgage Association, 4.000%, 6/1/47	17,804
10,016	Federal National Mortgage Association, 4.000%, 6/1/47	9,436
16,745	Federal National Mortgage Association, 4.000%, 6/1/47	15,825
23,242	Federal National Mortgage Association, 4.000%, 6/1/47	22,011
11,646	Federal National Mortgage Association, 4.000%, 7/1/47	11,028
29,349	Federal National Mortgage Association, 4.000%, 7/1/47	27,687
43,969	Federal National Mortgage Association, 4.000%, 12/1/47	41,562
25,877	Federal National Mortgage Association, 4.000%, 8/1/48	24,373
11,655	Federal National Mortgage Association, 4.000%, 7/1/50	10,877
66,027	Federal National Mortgage Association, 4.000%, 11/1/50	61,685
30,196	Federal National Mortgage Association, 4.000%, 12/1/50	28,159
15,403	Federal National Mortgage Association, 4.000%, 1/1/51	14,348
18,931	Federal National Mortgage Association, 4.000%, 2/1/51	17,643
21,963	Federal National Mortgage Association, 4.000%, 4/1/51	20,474
51,050	Federal National Mortgage Association, 4.000%, 6/1/51	47,518
10,709	Federal National Mortgage Association, 4.000%, 7/1/51	10,036
55,565	Federal National Mortgage Association, 4.000%, 7/1/51	51,737
132,619	Federal National Mortgage Association, 4.000%, 7/1/51	123,400
180,319	Federal National Mortgage Association, 4.000%, 8/1/51	167,703
12,612	Federal National Mortgage Association, 4.500%, 11/1/40	12,324
2,172	Federal National Mortgage Association, 4.500%, 4/1/41	2,128
108,935	Federal National Mortgage Association, 4.500%, 5/1/41	106,442
99,341	Federal National Mortgage Association, 4.500%, 5/1/41	97,327
41,772	Federal National Mortgage Association, 4.500%, 5/1/41	40,923
195,016	Federal National Mortgage Association, 4.500%, 9/1/43	191,129
111,808	Federal National Mortgage Association, 4.500%, 1/1/44	109,541
87,709	Federal National Mortgage Association, 4.500%, 3/1/44	86,323
213,629	Federal National Mortgage Association, 4.500%, 6/1/44	209,304
938,931	Federal National Mortgage Association, 4.500%, 7/1/44	919,861
66,413	Federal National Mortgage Association, 4.500%, 8/1/47	64,512
75,815	Federal National Mortgage Association, 4.500%, 5/1/49	73,607
52,620	Federal National Mortgage Association, 4.500%, 4/1/50	51,169
898,977	Federal National Mortgage Association, 4.500%, 6/1/52	858,830
296,516	Federal National Mortgage Association, 4.500%, 8/1/52	283,274
28,191	Federal National Mortgage Association, 5.000%, 5/1/31	27,773
2,596	Federal National Mortgage Association, 5.000%, 6/1/40	2,617
1,443	Federal National Mortgage Association, 5.000%, 7/1/40	1,443
299,435	Federal National Mortgage Association, 5.000%, 8/1/52	292,397
2,957,607	Federal National Mortgage Association, 5.000%, 8/1/52	2,884,208
5,200,000	Federal National Mortgage Association, 5.000%, 10/1/52	5,070,945
2,692	Federal National Mortgage Association, 5.500%, 9/1/33	2,744
3,317	Federal National Mortgage Association, 5.500%, 12/1/34	3,338
10,879	Federal National Mortgage Association, 5.500%, 10/1/35	11,184

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,006	Federal National Mortgage Association, 6.000%, 9/1/29	$ 2,077
505	Federal National Mortgage Association, 6.000%, 10/1/32	514
2,085	Federal National Mortgage Association, 6.000%, 11/1/32	2,120
5,604	Federal National Mortgage Association, 6.000%, 11/1/32	5,697
6,875	Federal National Mortgage Association, 6.000%, 4/1/33	7,048
2,435	Federal National Mortgage Association, 6.000%, 5/1/33	2,477
3,579	Federal National Mortgage Association, 6.000%, 6/1/33	3,639
8,107	Federal National Mortgage Association, 6.000%, 7/1/34	8,276
1,481	Federal National Mortgage Association, 6.000%, 9/1/34	1,515
420	Federal National Mortgage Association, 6.000%, 7/1/38	427
562	Federal National Mortgage Association, 6.500%, 4/1/29	579
1,116	Federal National Mortgage Association, 6.500%, 1/1/32	1,150
742	Federal National Mortgage Association, 6.500%, 2/1/32	782
1,393	Federal National Mortgage Association, 6.500%, 3/1/32	1,436
2,362	Federal National Mortgage Association, 6.500%, 4/1/32	2,452
1,404	Federal National Mortgage Association, 6.500%, 8/1/32	1,449
851	Federal National Mortgage Association, 6.500%, 8/1/32	877
16,330	Federal National Mortgage Association, 6.500%, 7/1/34	16,869
477	Federal National Mortgage Association, 7.000%, 11/1/29	476
314	Federal National Mortgage Association, 7.000%, 9/1/30	314
314	Federal National Mortgage Association, 7.000%, 7/1/31	315
1,214	Federal National Mortgage Association, 7.000%, 1/1/32	1,278
276	Federal National Mortgage Association, 7.500%, 2/1/31	289
1,952	Federal National Mortgage Association, 8.000%, 10/1/30	2,056
1,600,000	Government National Mortgage Association, 3.000%, 10/20/52 (TBA)	1,413,812
1,200,000	Government National Mortgage Association, 5.000%, 10/20/52 (TBA)	1,174,412
97,643	Government National Mortgage Association I, 3.500%, 11/15/41	91,014
34,107	Government National Mortgage Association I, 3.500%, 8/15/42	31,789
11,580	Government National Mortgage Association I, 3.500%, 10/15/42	10,792
35,903	Government National Mortgage Association I, 3.500%, 1/15/45	33,465
25,149	Government National Mortgage Association I, 3.500%, 8/15/46	23,289
34,497	Government National Mortgage Association I, 4.000%, 1/15/25	33,913
53,562	Government National Mortgage Association I, 4.000%, 8/15/43	51,523
61,881	Government National Mortgage Association I, 4.000%, 3/15/44	58,885
12,456	Government National Mortgage Association I, 4.000%, 9/15/44	11,926
26,927	Government National Mortgage Association I, 4.000%, 4/15/45	25,770
42,241	Government National Mortgage Association I, 4.000%, 6/15/45	40,660
4,598	Government National Mortgage Association I, 4.000%, 7/15/45	4,423
6,693	Government National Mortgage Association I, 4.000%, 8/15/45	6,372
26,849	Government National Mortgage Association I, 4.500%, 5/15/39	26,454
863	Government National Mortgage Association I, 4.500%, 8/15/41	839
3,992	Government National Mortgage Association I, 5.500%, 3/15/33	4,035
5,087	Government National Mortgage Association I, 5.500%, 7/15/33	5,330
13,823	Government National Mortgage Association I, 5.500%, 8/15/33	14,575
7,600	Government National Mortgage Association I, 5.500%, 10/15/34	7,738
3,697	Government National Mortgage Association I, 6.000%, 4/15/28	3,894
3,605	Government National Mortgage Association I, 6.000%, 2/15/29	3,696
5,124	Government National Mortgage Association I, 6.000%, 9/15/32	5,329
1,183	Government National Mortgage Association I, 6.000%, 10/15/32	1,211

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,983	Government National Mortgage Association I, 6.000%, 11/15/32	$ 12,299
5,324	Government National Mortgage Association I, 6.000%, 11/15/32	5,528
3,215	Government National Mortgage Association I, 6.000%, 1/15/33	3,465
8,616	Government National Mortgage Association I, 6.000%, 12/15/33	8,925
4,268	Government National Mortgage Association I, 6.000%, 8/15/34	4,548
7,290	Government National Mortgage Association I, 6.000%, 8/15/34	7,463
468	Government National Mortgage Association I, 6.500%, 3/15/26	483
733	Government National Mortgage Association I, 6.500%, 6/15/28	758
1,748	Government National Mortgage Association I, 6.500%, 6/15/28	1,806
98	Government National Mortgage Association I, 6.500%, 2/15/29	101
4,898	Government National Mortgage Association I, 6.500%, 5/15/29	5,062
1,802	Government National Mortgage Association I, 6.500%, 5/15/29	1,867
7,611	Government National Mortgage Association I, 6.500%, 7/15/31	7,865
2,569	Government National Mortgage Association I, 6.500%, 9/15/31	2,655
4,840	Government National Mortgage Association I, 6.500%, 10/15/31	5,060
1,963	Government National Mortgage Association I, 6.500%, 12/15/31	2,029
999	Government National Mortgage Association I, 6.500%, 12/15/31	1,032
818	Government National Mortgage Association I, 6.500%, 4/15/32	846
288	Government National Mortgage Association I, 6.500%, 4/15/32	297
583	Government National Mortgage Association I, 6.500%, 6/15/32	603
1,156	Government National Mortgage Association I, 6.500%, 6/15/32	1,195
2,786	Government National Mortgage Association I, 6.500%, 7/15/32	2,879
8,934	Government National Mortgage Association I, 6.500%, 12/15/32	9,330
8,915	Government National Mortgage Association I, 7.000%, 7/15/26	8,967
745	Government National Mortgage Association I, 7.000%, 9/15/27	748
9,572	Government National Mortgage Association I, 7.000%, 2/15/28	9,645
2,091	Government National Mortgage Association I, 7.000%, 11/15/28	2,112
1,586	Government National Mortgage Association I, 7.000%, 1/15/29	1,619
1,255	Government National Mortgage Association I, 7.000%, 6/15/29	1,259
292	Government National Mortgage Association I, 7.000%, 7/15/29	292
1,219	Government National Mortgage Association I, 7.000%, 7/15/29	1,237
508	Government National Mortgage Association I, 7.000%, 12/15/30	510
1,297	Government National Mortgage Association I, 7.000%, 2/15/31	1,302
1,335	Government National Mortgage Association I, 7.000%, 8/15/31	1,404
1,976	Government National Mortgage Association I, 7.000%, 5/15/32	1,977
1,358	Government National Mortgage Association I, 7.500%, 10/15/29	1,368
2,828	Government National Mortgage Association II, 3.500%, 3/20/45	2,577
4,419	Government National Mortgage Association II, 3.500%, 4/20/45	4,047
14,894	Government National Mortgage Association II, 3.500%, 4/20/45	13,640
7,724	Government National Mortgage Association II, 3.500%, 4/20/45	7,074
36,104	Government National Mortgage Association II, 3.500%, 1/20/46	33,437
18,002	Government National Mortgage Association II, 3.500%, 3/20/46	16,485
67,708	Government National Mortgage Association II, 3.500%, 11/20/46	62,413
700,000	Government National Mortgage Association II, 3.500%, 9/1/52	637,408
8,927	Government National Mortgage Association II, 4.000%, 8/20/39	8,526
10,950	Government National Mortgage Association II, 4.000%, 7/20/42	10,458
135,568	Government National Mortgage Association II, 4.000%, 7/20/44	128,659
13,464	Government National Mortgage Association II, 4.000%, 9/20/44	12,784
14,436	Government National Mortgage Association II, 4.000%, 3/20/46	13,576

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
42,258	Government National Mortgage Association II, 4.000%, 10/20/46	$ 40,108
32,031	Government National Mortgage Association II, 4.000%, 2/20/48	30,169
44,136	Government National Mortgage Association II, 4.000%, 4/20/48	41,547
700,000	Government National Mortgage Association II, 4.000%, 9/20/52	654,486
4,050	Government National Mortgage Association II, 4.500%, 9/20/41	4,002
22,887	Government National Mortgage Association II, 4.500%, 5/20/43	22,618
71,983	Government National Mortgage Association II, 4.500%, 1/20/44	71,838
49,110	Government National Mortgage Association II, 4.500%, 9/20/44	48,771
18,524	Government National Mortgage Association II, 4.500%, 10/20/44	18,353
36,313	Government National Mortgage Association II, 4.500%, 11/20/44	35,996
94,555	Government National Mortgage Association II, 4.500%, 2/20/48	91,943
800,000	Government National Mortgage Association II, 4.500%, 9/20/52	766,703
5,168	Government National Mortgage Association II, 6.000%, 11/20/33	5,428
924	Government National Mortgage Association II, 6.500%, 8/20/28	950
1,549	Government National Mortgage Association II, 6.500%, 12/20/28	1,593
979	Government National Mortgage Association II, 6.500%, 9/20/31	1,024
872	Government National Mortgage Association II, 7.000%, 5/20/26	886
2,803	Government National Mortgage Association II, 7.000%, 2/20/29	2,883
500	Government National Mortgage Association II, 7.000%, 1/20/31	521
223	Government National Mortgage Association II, 7.500%, 8/20/27	230
62	Government National Mortgage Association II, 8.000%, 8/20/25	63
555,000(j)	U.S. Treasury Bills, 10/4/22	554,963
1,500,000(j)	U.S. Treasury Bills, 10/11/22	1,499,183
14,000,000(j)	U.S. Treasury Bills, 10/18/22	13,985,233
6,800,000(j)	U.S. Treasury Bills, 10/25/22	6,789,471
475,000(j)	U.S. Treasury Bills, 11/3/22	473,911
	Total U.S. Government and Agency Obligations (Cost $77,522,248)	$74,327,805

Shares
	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
1,034,605(k)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 1,034,605
		$1,034,605
	TOTAL SHORT TERM INVESTMENTS (Cost $1,034,605)	$1,034,605
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 112.8% (Cost $181,870,644)	$162,783,438

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 1.9%
	Closed-End Fund — 1.9% of Net Assets
327,907(l)	Pioneer ILS Interval Fund	$—	$—	$(3,279)	$ 2,695,394
	Total Closed-End Fund (Cost $3,317,382)				$2,695,394

	Total Investments in Affiliated Issuer — 1.9% (Cost $3,317,382)				$2,695,394
	OTHER ASSETS AND LIABILITIES — (14.7)%				$(21,157,528)
	net assets — 100.0%				$144,321,304

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2022, the value of these securities amounted to $54,141,683, or 37.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2022.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2022.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	Represents a General Obligation Bond.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 5,945	$ 49
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
49	U.S. 2 Year Note (CBT)	12/30/22	$10,171,760	$10,064,141	$(107,619)
125	U.S. 5 Year Note (CBT)	12/30/22	13,895,099	13,438,476	(456,623)
99	U.S. Ultra Bond (CBT)	12/20/22	14,667,148	13,563,000	(1,104,148)
			$38,734,007	$37,065,617	$(1,668,390)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
98	U.S. 10 Year Note (CBT)	12/20/22	$(11,501,281)	$(10,982,125)	$519,156
90	U.S. 10 Year Ultra Bond (CBT)	12/20/22	(11,076,255)	(10,663,594)	412,661
6	U.S. Long Bond (CBT)	12/20/22	(817,360)	(758,438)	58,922
			$(23,394,896)	$(22,404,157)	$990,739
TOTAL FUTURES CONTRACTS			$15,339,111	$14,661,460	$(677,651)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
19,255,500	Markit CDX North America High Yield Series 38	Pay	5.00%	6/22/27	$215,760	$203,662	$419,422
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$215,760	$203,662	$419,422
TOTAL SWAP CONTRACTS					$215,760	$203,662	$419,422

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$1,032,939	$—	$1,032,939
Asset Backed Securities	—	9,634,552	—	9,634,552
Collateralized Mortgage Obligations	—	21,252,202	—	21,252,202
Commercial Mortgage-Backed Securities	—	10,401,798	—	10,401,798
Corporate Bonds	—	41,636,482	—	41,636,482
Convertible Preferred Stocks	2,320,259	—	—	2,320,259
Municipal Bonds	—	1,142,747	—	1,142,747
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	49	49
U.S. Government and Agency Obligations	—	74,327,805	—	74,327,805
Open-End Fund	1,034,605	—	—	1,034,605
Affiliated Closed-End Fund	2,695,394	—	—	2,695,394
Total Investments in Securities	$6,050,258	$159,428,525	$49	$165,478,832

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(677,651)	$—	$—	$(677,651)
Swap contracts, at value	—	419,422	—	419,422
Total Other Financial Instruments	$(677,651)	$419,422	$—	$(258,229)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 12/31/21	$844
Realized gain (loss)	(9,548)
Changed in unrealized appreciation (depreciation)	10,899
Accrued discounts/premiums	(2,146)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 9/30/22	$49
*	Transfers are calculated on the beginning of period value. For the nine months ended September 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2022:	$ 1,351